111 Huntington Ave., Boston, Massachusetts 02199
Phone 617-954-5000

                    March 4, 2024

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	MFS® Series Trust VI (the “Trust”) (File Nos. 33-34502 and 811-6102) on behalf of MFS® Global Equity Fund, MFS® Global Total Return Fund, and MFS® Utilities Fund (the “Funds”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and the combined Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 55 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on February 27, 2024.

Please call the undersigned at (617) 954-4873 or Danielle Jaffe at (617) 954-5546 with any questions you may have.

                                       Very truly yours,

                                       DJANIRA LEAL
                                       Djanira Leal
                                       Assistant Counsel

DL/ada